Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 2,863,327	$ 2,652,066
Commercial Industrial Loans And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,293,714	1,169,379
Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	165,887	140,548
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,127,827	1,028,831
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,383,133	1,294,576
Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	147,036	145,604
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	36,083	39,705
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,361	2,802
Pass | Commercial Industrial Loans And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,227,963	1,099,397
Pass | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	157,211	128,812
Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,070,752	970,585
Special Mention | Commercial Industrial Loans And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	25,041	15,864
Special Mention | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	4,099	761
Special Mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	20,942	15,103
Substandard | Commercial Industrial Loans And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	40,672	53,266
Substandard | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	4,539	10,575
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	36,133	42,691
Doubtful | Commercial Industrial Loans And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	38	852
Doubtful | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	38	400
Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 0	$ 452